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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21564
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                       Blue Rock Market Neutral Fund, LLC
               (Exact name of registrant as specified in charter)

           3915 IDS Center, 80 South 8th Street, Minneapolis, MN 55402
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              (Address of principal executive offices) (Zip code)

 Blue Rock Advisors, Inc., 3915 IDS Center, 80 South 8th Street, Minneapolis, MN 55402
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                     (Name and address of agent for service)
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Registrant's telephone number, including area code: (612) 337-8000
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Date of fiscal year end: March 31
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Date of reporting period: July 1, 2004 - June 30, 2005
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ITEM 1. PROXY VOTING RECORD

There are no voting records to report for the period
July 1, 2004 - June 30, 2005.

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                                   SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Blue Rock Market Neutral Fund, LLC
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By (Signature    /s/Robert W. Fullerton
    and Title)   ----------------------
                 Robert W. Fullerton
                 Principal Executive Officer

Date             August 26, 2005
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